UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Partners, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 28-06311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024

Signature, Place and Date of Signing:

/s/ Noubar Torossian               New York, NY                   May 13, 2005
--------------------          ----------------------           -----------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-10824                        March Global Associates, LLC
     -----------------------         -------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  0

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number                 Name

                                                     FORM 13F INFORMATION TABLE

                                                           March 31, 2005
    COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6     COLUMN 7          COLUMN 8

                                                VALUE         SHRS OR    SH/  PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT    PRN  CALL    DISCRETION    MANAGERS   SOLE     SHARED  NONE
--------------    --------------      -----     --------      -------    ---  ----    ----------    --------   ----     ------  ----
None              None                None       0             0                      None          None       0          0

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